Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.26%
Australia–2.02%
CSL Ltd.	1,281,388	$247,132,531
Belgium–0.84%
Galapagos N.V.(a)	482,281	90,146,100
Galapagos N.V.(a)	65,448	12,150,095
		102,296,195
Canada–5.60%
Alimentation Couche-Tard, Inc., Class B	8,167,522	283,846,466
CAE, Inc.	3,812,669	56,900,410
Dollarama, Inc.	3,242,756	118,578,662
Saputo, Inc.	4,251,520	104,046,307
Shopify, Inc., Class A(a)	119,179	121,877,644
		685,249,489
China–3.90%
Alibaba Group Holding Ltd., ADR(a)	923,013	231,694,723
Tencent Holdings Ltd.	3,590,200	245,765,828
		477,460,551
Denmark–3.32%
Ascendis Pharma A/S, ADR(a)	503,629	69,304,387
Novo Nordisk A/S, Class B	5,105,342	336,833,441
		406,137,828
France–14.66%
Airbus SE(a)	1,546,146	114,077,455
Dassault Systemes SE	696,301	127,014,301
Edenred	2,477,268	123,420,835
EssilorLuxottica S.A.(a)	637,985	84,762,560
Hermes International	394,357	320,106,505
Kering S.A.	166,909	94,757,489
L’Oreal S.A.	325,406	108,986,765
LVMH Moet Hennessy Louis Vuitton SE	494,980	215,059,008
Sartorius Stedim Biotech	367,672	114,469,749
SEB S.A.	1,185,081	196,166,973
Ubisoft Entertainment S.A.(a)	1,458,047	121,918,686
Worldline S.A.(a)(b)	1,996,451	172,242,812
		1,792,983,138
Germany–7.26%
CTS Eventim AG & Co. KGaA(a)	630,834	24,981,627
Fresenius Medical Care AG & Co. KGaA(a)	2,309,854	203,504,553
Infineon Technologies AG	6,823,649	170,548,166
SAP SE	1,822,842	288,356,146
Siemens Healthineers AG(b)	3,865,807	200,482,652
		887,873,144
Hong Kong–0.90%
WH Group Ltd.	123,721,500	110,139,049
India–0.31%
Reliance Industries Ltd.	1,361,395	37,695,083
Ireland–1.49%
Flutter Entertainment PLC(a)	1,215,453	182,548,379
Shares		Value
Italy–1.07%
Davide Campari-Milano N.V.	12,925,251	$130,259,283
Japan–9.39%
Daikin Industries Ltd.	909,400	159,904,596
Hitachi Ltd.	3,823,500	113,499,081
Hoya Corp.	2,467,210	243,450,133
Keyence Corp.	517,384	217,433,109
Nidec Corp.	1,680,640	134,492,255
Nihon M&A Center, Inc.	3,025,700	146,675,760
Nitori Holdings Co. Ltd.	606,400	133,334,452
		1,148,789,386
Netherlands–5.08%
Aalberts N.V.	4,053,551	145,177,783
Adyen N.V.(a)(b)	77,636	129,612,647
ASML Holding N.V.	936,261	330,728,563
Boskalis Westminster(a)	806,393	15,249,296
		620,768,289
New Zealand–1.17%
Xero Ltd.(a)	2,224,551	143,385,514
Spain–2.52%
Amadeus IT Group S.A.	2,042,878	102,597,576
Grifols S.A.	5,614,324	163,898,280
Prosegur Cash S.A.(b)	50,298,553	41,430,427
		307,926,283
Sweden–5.25%
Atlas Copco AB, Class A	5,846,447	259,040,826
Epiroc AB, Class A	9,099,977	127,360,785
Swedish Match AB	3,337,257	255,696,422
		642,098,033
Switzerland–10.80%
Barry Callebaut AG	59,671	124,238,864
Lonza Group AG	236,867	147,855,564
Novartis AG	869,078	71,976,054
Roche Holding AG	905,859	313,434,861
Sika AG	620,600	136,648,837
STMicroelectronics N.V.	8,861,935	250,799,863
Temenos AG	848,775	126,130,415
VAT Group AG(b)	783,520	149,489,011
		1,320,573,469
Taiwan–3.26%
Taiwan Semiconductor Manufacturing Co. Ltd.	27,230,000	398,516,850
United Kingdom–10.67%
Blue Prism Group PLC(a)	2,372,417	36,296,606
boohoo Group PLC(a)	29,996,627	103,122,765
Britvic PLC	11,709,721	122,747,733
Compass Group PLC	7,393,888	102,244,571
GVC Holdings PLC	9,809,356	85,992,813
Legal & General Group PLC	43,007,568	121,689,357
London Stock Exchange Group PLC	1,024,230	114,243,840

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Shares		Value
United Kingdom–(continued)
Melrose Industries PLC	68,788,267	$77,572,673
Next PLC	2,722,677	195,420,416
Ocado Group PLC(a)	6,161,080	165,590,967
Rightmove PLC	10,414,485	75,736,954
Trainline PLC(a)(b)	19,246,080	103,636,446
		1,304,295,141
United States–7.75%
Atlassian Corp. PLC, Class A(a)	627,965	110,930,017
EPAM Systems, Inc.(a)	811,727	235,465,768
Ferguson PLC	1,119,762	100,145,745
James Hardie Industries PLC, CDI	7,138,451	147,576,210
Medtronic PLC	1,241,534	119,783,201
ResMed, Inc.	1,151,439	233,177,912
		947,078,853
Total Common Stocks & Other Equity Interests (Cost $6,979,403,810)		11,893,206,488
Shares		Value
Preferred Stocks–0.01%
India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	17,213,928	$791,524
Money Market Funds–1.76%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d) (Cost $215,519,504)	215,519,504	215,519,504
TOTAL INVESTMENTS IN SECURITIES—99.03% (Cost $7,194,923,314)		12,109,517,516
OTHER ASSETS LESS LIABILITIES–0.97%		118,471,980
NET ASSETS–100.00%		$12,227,989,496
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $796,893,995, which represented 6.52% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$196,446,145	$3,583,896,847	$(3,564,823,488)	$-	$-	$215,519,504	$885,360
Investments in Other Affiliates:
Prosegur Cia de Seguridad S.A.	112,217,841	-	(110,496,967)	16,252,174	(17,973,048)	-	462,112
VAT Group AG*	272,526,250	-	(171,615,391)	41,400,620	7,177,532	149,489,011	3,737,203
Total	$581,190,236	$3,583,896,847	$(3,846,935,846)	$57,652,794	$(10,795,516)	$365,008,515	$5,084,675

*	As of July 31, 2020, this security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$247,132,531	$—	$247,132,531
Belgium	12,150,095	90,146,100	—	102,296,195
Canada	685,249,489	—	—	685,249,489
China	231,694,723	245,765,828	—	477,460,551
Denmark	69,304,387	336,833,441	—	406,137,828
France	—	1,792,983,138	—	1,792,983,138
Germany	—	887,873,144	—	887,873,144
Hong Kong	—	110,139,049	—	110,139,049
India	791,524	37,695,083	—	38,486,607
Ireland	—	182,548,379	—	182,548,379
Italy	—	130,259,283	—	130,259,283
Japan	—	1,148,789,386	—	1,148,789,386
Netherlands	—	620,768,289	—	620,768,289
New Zealand	—	143,385,514	—	143,385,514
Spain	—	307,926,283	—	307,926,283
Sweden	—	642,098,033	—	642,098,033
Switzerland	—	1,320,573,469	—	1,320,573,469
Taiwan	—	398,516,850	—	398,516,850
United Kingdom	—	1,304,295,141	—	1,304,295,141
United States	699,356,898	247,721,955	—	947,078,853
Money Market Funds	215,519,504	—	—	215,519,504
Total Investments	$1,914,066,620	$10,195,450,896	$—	$12,109,517,516
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Oppenheimer International Growth Fund